CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues - related party	$ 11,818	$ 100,476
Revenue, net	347,329
Total revenue	359,147	100,476
Direct costs of revenue	325,878	153,181
Gross profit	33,269	(52,705)
Operating expenses:
Issuance of Preferred C voting stock -related party	15,300,000
General and administrative expense	500,633	149,425
Payroll expenses	302,277	303,261
Professional fees	727,052	479,448
Amortization of intangible assets	758,333
Impairment of goodwill and intangible assets, net of earnout reversal	4,261,683
Total operating expenses	21,849,979	932,134
Operating loss	(21,816,710)	(984,839)
Other income (expense), net
Change in fair value of derivative liability		3,156,582
Other income		1,172,789
Loss on the extinguishment of debt	(133,911)	(80,227)
Financing costs	(812,001)	(343,923)
Other income (expense), net	(945,912)	3,905,221
Net loss	(22,762,622)	2,920,382
Preferred B Stock dividends	(210,486)
Net loss available to common shareholders	$ (22,973,109)	$ 2,920,382
Net loss per common share - basic and diluted	$ (0.02)	$ 0.00
Weighted average common shares outstanding:
Basic	1,495,043,842	1,300,621,328
Diluted	1,495,043,842	1,311,935,180